GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE (excluding discontinued operations) (Tables)	12 Months Ended
Aug. 31, 2019
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expenses [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018
Office and general	$7,942	$1,465
Professional fees	4,636	684
Wages and benefits	4,443	2,520
Depreciation and amortization	664	509
Travel and accommodation	456	345
Research and development	409	-
Utilities	43	29
Total general and administrative expenses	$18,593	$5,552